Income Taxes (Effective Tax Rate) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income before provision for income taxes	CAD 244	CAD 545
Statutory income tax rate	31.00%	31.00%
Income taxes, at statutory income tax rates	CAD 76	CAD 169
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities	(47)	(31)
Financing deductions	17	10
Manufacturing And Investment Allowances	(7)	(5)
Foreign tax rate variance	(5)	2
Tax effect of equity earnings	(10)	(11)
Other	1	(3)
Income Tax Expense (Benefit), Total	CAD (22)	CAD 93
Effective Income Tax Rate Reconciliation, Percent	(9.00%)	17.00%
TECO Energy Inc [Member]
Non-taxable portion of mark-to-market gains related to pending TECO Energy acquisition	CAD 21	CAD (18)
Algonquin Power and Utilities Corporation [Member]
Non-taxable portion of gains on transactions	CAD (34)	CAD 0